Schedule of assets and actuarial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
F A F [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	R$ 3,340,497	R$ 3,377,234
Fair value of assets	(3,547,727)
Fair value of actuarial assets		(3,553,215)
(Surplus) Deficit	(207,230)	(175,981)
Irrecoverable surplus - (asset ceiling)	207,230	175,981
Net acturial asset
Beginning balance of irrecoverable surplus	175,981	359,672
Interest on irrecoverable surplus	13,181	26,184
Changes in irrecoverable surplus during the year	18,068	(209,875)
Ending balance of irrecoverable surplus	207,230	175,981
Beginning balance of the present value of liabilities	3,377,234	3,412,120
Interest on actuarial obligations	246,073	242,746
Current service cost	26,741	42,106
Past service cost - plan changes		(4,223)
Benefit paid	(169,962)	(154,096)
Actuarial losses - experience	325,778	148,984
Actuarial losses - hypothesis	(465,367)	(310,403)
Ending balance of actuarial liabilities	3,340,497	3,377,234
Beginning balance of the fair value of plan assets	(3,553,215)	(3,771,792)
Interest income on assets plan	(259,254)	(268,930)
Benefit paid	169,962	154,096
Return on assets higher (lower) than projection	94,780	333,411
Ending Balance of the fair value of the assets	(3,547,727)	(3,553,215)
Beginning balance	37,883	28,172
Reversion to accumulated losses	(37,883)	(28,172)
Actuarial gains (losses)	139,589	161,419
Return on assets higher (lower) than projection	(94,780)	(333,411)
Changes on irrecoverable surplus	(18,068)	209,875
Ending balance	26,741	37,883
Current service costs	(26,741)	(42,106)
Interest on actuarial obligations	(246,073)	(242,746)
Projected return on assets	259,254	268,930
Interest on irrecoverable surplus	(13,181)	(26,184)
Past service cost - plan changes		4,223
Costs recognized in statement of income	(26,741)	(37,883)
Costs of defined benefit	(23,190)	(26,741)
Estimated costs for the next period	(23,190)	(26,741)
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	23,981	23,256
Fair value of actuarial assets	(22,298)	(24,170)
(Surplus) Deficit	1,683	(914)
Irrecoverable surplus - (asset ceiling)		167
Net acturial asset	1,683	(747)
Beginning balance of irrecoverable surplus	167	6,777
Interest on irrecoverable surplus	12	476
Changes in irrecoverable surplus during the year	(179)	(7,086)
Ending balance of irrecoverable surplus		167
Beginning balance of the present value of liabilities	23,256	19,550
Interest on actuarial obligations	1,627	1,324
Benefit paid	(1,712)	(1,612)
Actuarial losses - experience	4,278	5,273
Actuarial losses - hypothesis	(3,468)	(1,279)
Ending balance of actuarial liabilities	23,981	23,256
Beginning balance of the fair value of plan assets	(24,170)	(29,580)
Interest income on assets plan	(1,694)	(2,028)
Benefit paid	1,712	1,612
Return on assets higher (lower) than projection	1,854	5,826
Ending Balance of the fair value of the assets	(22,298)	(24,170)
Beginning balance	(2,734)	1,213
Reversion to accumulated losses	2,734	(1,213)
Actuarial gains (losses)	(810)	(3,994)
Return on assets higher (lower) than projection	(1,854)	(5,826)
Changes on irrecoverable surplus	179	7,086
Ending balance	(2,485)	(2,734)
Interest on actuarial obligations	(1,627)	(1,324)
Projected return on assets	1,694	2,028
Interest on irrecoverable surplus	(12)	(476)
Costs recognized in statement of income	55	228
Costs of defined benefit	(146)	54
Estimated costs for the next period	R$ (146)	R$ 54